Bank Loans (Details) - Schedule of Short-Term Bank Loan - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short-Term Bank Loan [Line Items]
Total	$ 860,750	$ 899,250	$ 1,893,750
Cathay Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	234,750	245,250	1,000,000
CTBC Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	$ 626,000	$ 654,000	$ 650,000